Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities - Schedule of Right of Use Asset (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Office leases right of use assets	$ 1,984,320	$ 1,984,320
Less: accumulated amortization into rent expense	(449,909)	(233,890)
Right of use asset, net	$ 1,534,411	$ 1,750,430